FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details) - COP ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	$ 16,377,253		$ 13,060,653
Debt securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	14,859,423		11,672,481
Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	10,701,855		8,537,562
Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	4,157,568		3,134,919
Trading equity securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,517,830		1,388,172
Trading equity securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	988,455		895,425
Securities issued by the Colombian Government [Member] | Debt securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	7,016,112		4,904,152
Securities issued by the Colombian Government [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	7,003,147		4,904,152
Securities issued by the Colombian Government [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	12,965		0
Securities issued by foreign governments [Member] | Debt securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	3,522,849		3,413,867
Securities issued by foreign governments [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	2,471,994		2,429,192
Securities issued by foreign governments [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,050,855		984,675
Securities issued by other financial institutions [Member] | Debt securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,278,207		1,281,891
Securities issued by other financial institutions [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,052,776		1,080,368
Securities issued by other financial institutions [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	225,431		201,523
Securities issued by government entities [Member] | Debt securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,962,592		1,544,688
Securities issued by government entities [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	36,038		11,904
Securities issued by government entities [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,926,554		1,532,784
Corporate bonds [Member] | Debt securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,079,663	[1]	527,883
Corporate bonds [Member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	137,900	[1]	111,946
Corporate bonds [Member] | Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	$ 941,763	[1]	$ 415,937

[1]	Debt securities classified as Corporate Bonds, increased by 104.75% between December 31, 2017 and 2016 due to the purchase of Alternegy S.A. bonds by Banistmo on December 21 of 2017, which have a carrying value of COP 446,047. Banistmo acted as joint arranger with Banco General and underwriters of the bonds issued by Alternergy for an amount of up to US$320 million.